Commitments And Contingencies (Schedule Of Commitments For Minimum Rentals Under Non-cancelable Leases) (Details) (Property Rental Agreements [Member], USD $) In Thousands, unless otherwise specified	Dec. 31, 2014
Property Rental Agreements [Member]
Property, Plant and Equipment [Line Items]
2015	$ 15,989
2016	8,948
2017	8,966
2018	7,273
2019	5,356
Thereafter	27,827
Head lease payments	$ 74,359